RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Apr. 02, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Sponsor advisory service fee		$ 2,000,000
Sponsor advisory services fee payable		250,000
Compensation cost recognized		$ 800,396
Subsequent Event [Member]
Related Party Transaction [Line Items]
Line of credit remaining borrowing capacity			$ 26,000,000
Performance-Based RSUs [Member] | Wife of Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Shares issued to related party	40,000
Sponsor Advisory Services Fee [Member]
Related Party Transaction [Line Items]
Shares issued to related party		150,000
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor fee payable offset		$ 250,000
Due from related party		158,819
Mehtaphoric Consulting Inc [Member]
Related Party Transaction [Line Items]
Shares issued to related party	20,000
The Patel Family LLP [Member] | Loan Agreement [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Line of credit maximum borrowing capacity						$ 36,000,000
Line of credit remaining borrowing capacity		$ 30,000,000				$ 30,000,000
Dr. Manmohan Patel [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Granted, shares		6,000,000
Vested shares		2,000,000
Dr. Manmohan Patel [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Vested shares				2,000,000	2,000,000